                                                                          [LOGO}

                        Nuveen Tax-Exempt
                        Money Market Fund, Inc.



                        Semiannual Report August 31, 1996

                                           CONTENTS

                                           3  Portfolio of investments
                                           9  Statement of net assets
                                          10  Statement of operations
                                          11  Statement of changes in net assets
                                          12  Notes to financial statements
                                          16  Financial highlights

PORTFOLIO OF INVESTMENTS          TAX-EXEMPT MONEY MARKET FUND SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1996

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                               AMORTIZED
AMOUNT                       DESCRIPTION                                                              RATINGS*               COST
------------------------------------------------------------------------------------------------------------------------------------
                             ALABAMA - 3.7%
$   9,200,000                The Medical Clinic Board of the City of Birmingham
                              Medical Clinic Revenue Bonds, UAHSF Series 1991, Variable Rate
                              Demand Bonds, 3.850%, 12/01/26+                                             A-1+       $  9,200,000
    5,935,000                Boaz Industrial Development Board (Parker-Hannifin Corporation
                              Project), Variable Rate Demand Bonds, 3.550%, 9/01/12+                      Aa-2          5,935,000
    4,000,000                Marshall County Special Obligation School Refunding Warrants,
                              Series 1994, Variable Rate Demand Bonds, 3.500%, 2/01/12+                   A-1+          4,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             ALASKA - 0.3%
    1,700,000                Valdez Marine Terminal (Exxon Pipeline Company), Variable Rate
                              Demand Bonds, 3.750%, 10/01/25+                                             A-1+          1,700,000
------------------------------------------------------------------------------------------------------------------------------------
                             ARIZONA - 5.1%
    5,300,000                Maricopa County, Arizona Pollution Control Corporation, Pollution
                              Control Revenue Refunding Bonds, (Arizona Public Service
                              Company Palo Verde Project), 1994 Series C, Variable Rate
                              Demand Bonds, 3.750%, 5/01/29+                                              A-1+          5,300,000
   10,000,000                Arizona School District Tax Anticipation Note Financing Program,
                              Paradise Valley Unified School District No. 69 of Maricopa
                              County, Arizona, 4.400%, 7/31/97                                           SP-1+         10,035,166
    6,200,000                Sunset Ranch Certificate Trust, Variable Rate Certificates of
                              Participation, 1991 Series A, 3.450%, 12/01/27+                           VMIG-1          6,200,000
    5,000,000                Pima County Industrial Development Authority, Multifamily Housing
                              Revenue Refunding Bonds (Fountains at La Cholla), Variable
                              Rate Demand Bonds, 3.500%, 12/01/25+                                        Aa-3          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             ARKANSAS - 0.9%
    4,600,000                Arkansas Hospital Equipment Finance Authority (Washington Regional
                              Medical Center), Variable Rate Demand Bonds, 3.600%, 10/01/98+            VMIG-1          4,600,000
------------------------------------------------------------------------------------------------------------------------------------
                             CALIFORNIA - 0.4%
    2,000,000                Regional Airports Improvement Corporation Facilities Sublease Revenue
                              Bonds, Issue of 1985, Lax Two Corporation (Los Angeles International
                              Airport), Variable Rate Demand Bonds, 3.700%, 12/01/25+                     A-1+          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             CONNECTICUT - 2.9%
   15,000,000                Connecticut State Special Assessment Unemployment Compensation,
                              Advance Fund Revenue Bonds, Series 1993C, 3.900%, 11/15/01
                              (Mandatory Put 7/01/97)                                                   VMIG-1         15,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             DISTRICT OF COLUMBIA - 1.2%
    4,000,000                District of Columbia General Obligation, Series 1992A-5, Variable Rate
                              Demand Bonds, 3.950%, 10/01/07+                                           VMIG-1          4,000,000
    2,100,000                District of Columbia General Obligation General Fund Recovery Bonds,
                              Series 1991B, Variable Rate Demand Bonds, 3.950%, 6/01/03+                VMIG-1          2,100,000
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.--CONTINUED


-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           AMORTIZED
AMOUNT         DESCRIPTION                                                            RATINGS*           COST
-------------------------------------------------------------------------------------------------------------
               FLORIDA - 6.3%
$ 17,000,000   Florida Housing Finance Agency, Multi-Family 1985 Series D (Kings
                Colony), Variable Rate Demand Bonds, 3.525%, 8/01/06+                   VMIG-1    $17,000,000
   7,000,000   Gulf Breeze Series 1995A (Florida Municipal Bond Fund), Variable
                Rate Demand Bonds, 3.550%, 3/31/21+                                        A-1      7,000,000
   6,600,000   Miami Health Facilities Authority (Miami Jewish Home and Hospital
                for the Aged, Inc.), Series 1992, Variable Rate Demand Bonds,
                3.500%, 3/01/12+                                                          Aa-3      6,600,000
   2,300,000   Pinellas County Pooled Hospital Loan Program, Variable Rate Demand
                Bonds, 3.750%, 12/01/15+                                                VMIG-1      2,300,000
-------------------------------------------------------------------------------------------------------------
               GEORGIA - 4.7%
  12,000,000   Atlanta Board of Education, Tax Anticipation Notes,
                4.250%, 12/31/96                                                         MIG-1     12,027,204
   9,700,000   Chatham County, Tax Anticipation Notes, 4.500%, 12/31/96                    N/R      9,728,169
   3,000,000   Columbia Elderly Authority, Residential Care Facilities Revenue Bonds
                (Augusta Resource Center on Aging Inc.), Variable Rate
                Demand Bonds, 3.500%, 1/01/21+                                            Aa-3      3,000,000
-------------------------------------------------------------------------------------------------------------
               ILLINOIS - 2.2%
   1,200,000   Illinois Development Finance Authority, Pollution Control Revenue
                Bonds (Diamond-Star Motors Corporation Project), Series 1985,
                Variable Rate Demand Bonds, 3.850%, 12/01/08+                              P-1      1,200,000
   5,000,000   Illinois Health Facilities Authority, Series 1985 (Condell Memorial
                Hospital), Variable Rate Demand Bonds, 3.750%, 11/01/05+                VMIG-1      5,000,000
   5,400,000   Chicago O'Hare International Airport (American Airlines),
                Variable Rate Demand Bonds, 3.750%, 12/01/17+                              P-1      5,400,000
-------------------------------------------------------------------------------------------------------------
               IOWA - 1.9%
  10,000,000   Iowa School Corporations, Warrant Certificates, 1996-97 Series A
                Note, 4.750%, 6/27/97                                                    MIG-1     10,062,995
-------------------------------------------------------------------------------------------------------------
               KANSAS - 1.1%
   6,000,000   Manhattan Industrial Development Board (Parker-Hannifin
                Corporation), Variable Rate Demand Bonds, 3.550%, 9/01/09+                Aa-2      6,000,000
-------------------------------------------------------------------------------------------------------------
               KENTUCKY - 3.4%
   3,000,000   Kentucky Governmental Agencies, 1996 Cash Flow Borrowing
                Program, Certificates of Participation, Tax and Revenue Anticipation
                Notes, 4.300%, 6/30/07                                                     N/R      3,003,544
  15,000,000   Louisville and Jefferson County Metropolitan Sewer District, 1996A,
                Variable Rate Demand Bonds, 3.550%, 3/27/97                               SP-1     15,000,000
-------------------------------------------------------------------------------------------------------------
               LOUISIANA - 2.7%
   7,000,000   Louisiana Public Facilities Authority (Schwegmann Westside
                Expressway Project) Industrial Development Revenue, Variable Rate
                Demand Bonds, 3.750%, 12/01/12+                                            A-2      7,000,000
-------------------------------------------------------------------------------------------------------------

                                                               TAX-EXEMPT MONEY MARKET FUND SEMIANNUAL REPORT
                                                                                              AUGUST 31, 1996



-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           AMORTIZED
AMOUNT         DESCRIPTION                                                            RATINGS*           COST
-------------------------------------------------------------------------------------------------------------
               LOUISIANA (CONTINUED)
$  3,000,000   Louisiana Recovery District Sales Tax Revenue, Variable Rate
                Demand Bonds, 3.850%, 7/01/98+                                          VMIG-1    $ 3,000,000
   4,000,000   Hammond Industrial Development Board (Schwegmann Westside
                Expressway Project), Variable Rate Demand Bonds,
                3.750%, 11/01/14+                                                          A-2      4,000,000
-------------------------------------------------------------------------------------------------------------
               MARYLAND - 4.6%
  14,000,000   Maryland Economic Development Corporation, Adjusted Rate Pooled
                Financing (Maryland Municipal Bond Fund), Series 1995,
                Variable Rate Demand Bonds, 3.550%, 6/01/20+                               A-1     14,000,000
   9,940,000   Maryland Industrial Development (Baltimore International Culinary
                College), Variable Rate Demand Bonds, 3.900%, 5/01/24+                     A-1      9,940,000
-------------------------------------------------------------------------------------------------------------
               MICHIGAN - 7.7%
   4,000,000   Michigan Strategic Fund, Adjustable Rate Demand Limited
                Obligation, Refunding Revenue Bonds (Consumers Power Company
                Project), Series 1993A, 3.650%, 6/15/10+                                   A-1+     4,000,000
  15,000,000   State of Michigan, Full Faith and Credit General Obligation Notes,
                4.000%, 9/30/96                                                          MIG-1     15,009,100
   2,100,000   The Economic Development Corporation of the County of Delta,
                Environmental Improvement Revenue Bonds, (Mead-Escanaba
                Paper Company Project), Series D, Variable Rate Demand Bonds,
                3.750%, 12/01/23+                                                          P-1      2,100,000
   7,000,000   Detroit City School District, Wayne County State School Aid Notes
                (Limited Tax General Obligation), 1996, 4.500%, 5/01/97                   SP-1+     7,024,721
  11,800,000   Detroit Downtown Development Authority (Millender Center Project),
                Variable Rate Demand Bonds, 3.500%, 12/01/10+                           VMIG-1     11,800,000
-------------------------------------------------------------------------------------------------------------
               MINNESOTA - 3.4%
   5,000,000   Bloomington Port Authority, Tax Increment Revenue Refunding Bonds
                (Mall of America Project), Series 1995A, Variable Rate
                Demand Bonds, 3.550%, 2/01/13+                                          VMIG-1      5,000,000
   5,300,000   Minneapolis/St. Paul Housing and Redevelopment Authority, Health
                Care (Children's Health Care), Series 1995, Variable Rate Demand
                Bonds, 3.850%, 8/15/25+                                                   SP-1+     5,300,000
   7,500,000   St. Paul Housing and Redevelopment Authority, Parking Revenue Bonds,
                Series 1995B, Variable Rate Demand Bonds, 3.600%, 8/01/17+              VMIG-1      7,500,000
-------------------------------------------------------------------------------------------------------------
               MISSOURI - 5.5%
   3,800,000   Missouri Health and Educational Facilities Authority (St. Francis
                Medical Center), Series 1996A, Variable Rate Demand Bonds,
                3.800%, 6/01/26+                                                           A-1+     3,800,000
   3,300,000   Kansas City Industrial Development (Research Health System),
                Variable Rate Demand Bonds, 3.900%, 4/15/15+                            VMIG-1      3,300,000
   1,150,000   Kansas City Industrial Development Authority (Research Health
                System), Variable Rate Demand Bonds, 3.900%, 10/15/15+                  VMIG-1      1,150,000
-------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.--CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                  AMORTIZED
AMOUNT                  DESCRIPTION                                                               RATINGS*                      COST
------------------------------------------------------------------------------------------------------------------------------------
                        MISSOURI (CONTINUED)
$  4,370,000            St. Louis County Industrial Development Authority (Friendship
                          Village of West County Project), Refunding Revenue 1996BB,
                          Variable Rate Demand Bonds, 3.550%, 9/01/16+                                A-1+              $  4,370,000
   8,050,000            St. Louis Land Clearance Redevelopment Authority Parking Facility,
                          Series 1989, 3.400%, 9/15/19 (Mandatory Put 9/15/96)                      VMIG-1                 8,050,000
   8,300,000            St. Louis Land Clearance Redevelopment Authority, Parking Facility
                          Revenue Refunding Bonds, Series 1996, Variable Rate
                          Demand Bonds, 3.800%, 9/01/19+                                            VMIG-1                 8,300,000
------------------------------------------------------------------------------------------------------------------------------------
                        NEBRASKA - 0.9%
   4,455,000            Scottsbluff County Hospital Authority, 1 Elderly Residential Facility,
                          GNMA (West Village), Variable Rate Demand Bonds,
                          3.850%, 12/01/31+                                                            A-1                 4,455,000
------------------------------------------------------------------------------------------------------------------------------------
                        NEW YORK - 1.1%
   2,800,000            The City of New York, General Obligation Bonds, Fiscal 1995
                          Series B, Variable Rate Demand Bonds, 3.750%, 8/15/22+                    VMIG-1                 2,800,000
   3,000,000            New York City Municipal Water Finance Water and Sewer System
                          Revenue 1994 G, Variable Rate Demand Bonds, 3.800%, 6/15/24+              VMIG-1                 3,000,000
------------------------------------------------------------------------------------------------------------------------------------
                        NORTH CAROLINA - 1.7%
   9,000,000            North Carolina Eastern Municipal Power Agency Power System
                          Revenue, Series 1988 B, Commercial Paper, 3.550%, 9/10/96                   A-1+                 9,000,000
------------------------------------------------------------------------------------------------------------------------------------
                        OHIO - 5.5%
  10,000,000            Ohio School Districts, 1996 Cash Flow Borrowing Program,
                          Certificates of Participation, Revenue Anticipation Notes of Certain
                          Ohio School Districts, Series B, 4.530%, 6/30/97                           MIG-1                10,042,119
   4,000,000            Dayton Special Facilities Revenue, 1993 Series F (Emery Air Freight
                          Corp.), Variable Rate Demand Bonds, 3.700%, 10/01/09+                     VMIG-1                 4,000,000
  10,830,000            Greater Cleveland Regional Transit Authority, General Obligation
                          (Limited Tax), Capital Improvement Bond Anticipation Notes,
                          Series 1996, Note, 3.900%, 10/17/96                                        MIG-1                10,834,967
   4,000,000            University of Cincinnati General Receipt Bond Anticipation Notes,
                          Series S1, 3.750%, 3/20/97                                                 MIG-1                 4,009,539
------------------------------------------------------------------------------------------------------------------------------------
                        OKLAHOMA - 1.3%
   6,850,000            Holdenville Industrial Authority Correctional Facility Revenue Bonds
                          Series 1995, Variable Rate Demand Bonds, 3.550%, 7/01/15+                 VMIG-1                 6,850,000
------------------------------------------------------------------------------------------------------------------------------------
                        PENNSYLVANIA - 4.3%
   6,800,000            Allegheny County Hospital Development Authority, Commercial
                          Paper, 3.550%, 10/11/96                                                   VMIG-1                 6,800,000
   2,675,000            Allegheny County Hospital Development Authority, (Allegheny
                          County, Pennsylvania), Health Center Revenue Bonds, Series 1990 B
                          (Presbyterian-University Health System, Inc.),
                          Variable Rate Demand Bonds, 3.500%, 3/01/20+                              VMIG-1                 2,675,000
------------------------------------------------------------------------------------------------------------------------------------

                                  TAX-EXEMPT MONEY MARKET FUND SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           AMORTIZED
AMOUNT         DESCRIPTION                                                            RATINGS*           COST
-------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA (CONTINUED)
$  2,295,000   Allegheny County Hospital Development Authority (Presbyterian
                Hospital), Variable Rate Demand Bonds, 3.500%, 3/01/18+                 VMIG-1    $ 2,295,000
   3,370,000   Montgomery County Higher Education and Health Authority,
                Series 1995 (Philadelphia Presbytery Homes, Inc.), Variable Rate
                Demand Bonds, 3.550%, 7/01/25+                                          VMIG-1      3,370,000
   2,200,000   The Hospitals and Higher Education Facilities Authority of
                Philadelphia, Variable Rate Demand Hospital Revenue Bonds,
                Series A of 1991 (Friends Hospital), 3.550%, 3/01/06+                      A-1      2,200,000
   5,345,000   Washington County Authority, Higher Education Pooled Equipment
                Lease Revenue Bonds Series 1985A, Variable Rate Demand Bonds,
                3.550%, 11/01/05+                                                       VMIG-1      5,345,000
-------------------------------------------------------------------------------------------------------------
               SOUTH DAKOTA - 2.3%
  11,935,000   South Dakota Health and Education Facility (McKennan Hospital),
                Series 1994, Variable Rate Demand Revenue Bonds, 3.550%, 7/01/14+       VMIG-1     11,935,000
-------------------------------------------------------------------------------------------------------------
               TENNESSEE - 4.0%
  16,000,000   The Public Building Authority of the City of Clarksville, Tennessee,
                Adjustable Rate Pooled Financing, Revenue Bonds, Series 1994
                (Tennessee Municipal Bond Fund), Variable Rate Demand Bonds,
                3.550%, 6/01/24+                                                           A-1     16,000,000
   4,675,000   Loudon Water and Sewer, Revenue Refunding Bonds, Series 1996
                Variable Rate Demand Bonds, 3.550%, 9/01/06+                              Aa-2      4,675,000
-------------------------------------------------------------------------------------------------------------
               TEXAS - 3.2%
   1,500,000   Angelina and Neches River Authority Industrial Development
                Corporation Solid Waste Revenue (Teec Inc. Temple Inland),
                Series 1984E, Variable Rate Demand Bonds, 3.750%, 5/01/14+              VMIG-1      1,500,000
   6,500,000   Harris County Health Facilities Development Corporation,
                Hospital Revenue Bonds (TIRR Project), Series 1987,
                Variable Rate Demand Bonds, 3.800%, 10/01/17+                           VMIG-1      6,500,000
   3,800,000   North Central Texas Health Facilities Development Corporation
                (Presbyterian Medical Center), Variable Rate Demand Bonds,
                3.700%, 12/01/15+                                                       VMIG-1      3,800,000
   4,900,000   Plano Health Facilities Development Corporation (Children's and
                Presbyterian Health Care Center), Commercial Paper, 3.300%, 9/09/96     VMIG-1      4,900,000
-------------------------------------------------------------------------------------------------------------
               UTAH - 4.5%
   5,000,000   Utah County Tax and Revenue Anticipation Notes, Series 1996,
                4.500%, 12/31/96                                                           N/R      5,012,161
   8,200,000   Intermountain Power Agency, Power Supply Revenue Series 1985-E,
                Commercial Paper, 3.450%, 9/05/96                                       VMIG-1      8,200,000
   7,100,000   Intermountain Power Agency, Power Supply Revenue Series 1985-E,
                Commercial Paper, 3.550%, 10/08/96                                      VMIG-1      7,100,000
   3,000,000   Weber County, Utah, Tax and Revenue Anticipation Notes,
                Series 1996B, 4.250%, 12/30/96                                           MIG-1      3,006,319
-------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.--CONTINUED


--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            AMORTIZED
AMOUNT          DESCRIPTION                                                            RATINGS*           COST
--------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.6%
$   3,300,000   Industrial Development Authority of the County of Henrico, Health
                 Facility Revenue Bonds (The Hermitage at Cedarfield),
                 Series 1994, Variable Rate Demand Bonds, 3.900%, 5/01/24+               VMIG-1  $   3,300,000
--------------------------------------------------------------------------------------------------------------
                WASHINGTON - 4.7%
   15,345,000   Washington State Housing Finance Commission (Emerald Heights
                 Project), Variable Rate Demand Bonds, 4.250%, 1/01/21+                     A-2     15,345,000
    9,000,000   Washington Student Loan Agency Series 1984A, Variable Rate
                 Demand Bonds, 3.650%, 1/01/01+                                          VMIG-1      9,000,000
--------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.9%
    9,705,000   West Virginia Housing Development Fund Interim Financing Notes,
                 1996 Series D, 3.600%, 10/31/96                                            N/R      9,705,000
--------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.0%
    6,800,000   Wisconsin Health and Educational Facilities Authority, Series 1988A
                 (Alexian Village of Milwaukee), Commercial Paper, 3.750%, 9/11/96       VMIG-1      6,800,000
    3,875,000   River Falls Commercial Development Revenue Refunding (Erdeco
                Partnership Project), Variable Rate Demand Bonds,
                4.125%, 11/01/13+                                                          Aa-2      3,875,000
   10,000,000   Stoughton Area School District of Dane and Rock Counties, Bond
                 Anticipation Notes, 3.750%, 12/02/96                                     MIG-1     10,002,751
--------------------------------------------------------------------------------------------------------------
                WYOMING - 1.4%
    7,500,000   Uinta County, Pollution Control Refunding Revenue Bonds
                 (Chevron U.S.A. Inc. Project), Series 1993, Variable Rate
                 Demand Bonds 3.800%, 8/15/20+                                              P-1      7,500,000
--------------------------------------------------------------------------------------------------------------
 $518,600,000   Total Investments - 99.4%                                                          518,868,755
=============-------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.6%                                                 3,206,734
--------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                $ 522,075,489
==============================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS           TAX-EXEMPT MONEY MARKET FUND SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1996


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
Investments in short-term municipal securities,
  at amortized cost (note 1)                                        $518,868,755
Cash                                                                   2,073,961
Interest receivable                                                    2,775,287
Other assets                                                              23,870
                                                                    ------------
    Total assets                                                     523,741,873
                                                                    ------------

LIABILITIES
Accrued expenses:
  Management fees (note 3)                                               173,287
  Other                                                                  123,731
Dividends payable                                                      1,369,366
                                                                    ------------
    Total liabilities                                                  1,666,384
                                                                    ------------
Net assets applicable to shares outstanding (note 4)                $522,075,489
                                                                    ============
Shares outstanding                                                   522,075,489
                                                                    ============
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                        $       1.00
                                                                    ============
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended August 31, 1996 (Unaudited)



NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
Tax-exempt interest income (note 1)                         $  9,860,464
                                                            ------------
Expenses:
  Management fees (note 3)                                     1,111,948
  Shareholders' servicing agent fees and expenses                 10,509
  Custodian's fees and expenses                                   60,852
  Directors' fees and expenses (note 3)                            3,365
  Professional fees                                               11,194
  Shareholders' reports--printing and mailing expenses            17,540
  Federal and state registration fees                             10,652
  Other expenses                                                   1,516
                                                            ------------
    Total expenses                                             1,227,576
                                                            ------------
      Net investment income                                    8,632,888
Net realized gain (loss) from investment transactions             (5,851)
                                                            ------------
Net increase in net assets from operations                  $  8,627,037
                                                            ============
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES              TAX-EXEMPT MONEY MARKET FUND SEMIANNUAL REPORT
IN NET ASSETS                                                    AUGUST 31, 1996
(Unaudited)

--------------------------------------------------------------------------------------------------
                                                             Six months             Year ended
                                                           ended 8/31/96              2/29/96
--------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                    $     8,632,888         $    23,052,780
Net realized gain (loss) from investment transactions             (5,851)                  9,200
                                                         ---------------         ---------------
Net increase in net assets from operations                     8,627,037              23,061,980
                                                         ---------------         ---------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)                        (8,627,037)            (23,061,980)
                                                         ---------------         ---------------
COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                           1,571,507,677           3,673,148,811
Net proceeds from shares issued to shareholders due
  to reinvestment of distributions                             3,187,820               7,738,987
                                                         ---------------         ---------------
                                                           1,574,695,497           3,680,887,798
Cost of shares redeemed                                   (1,662,673,415)         (3,830,078,044)
                                                         ---------------         ---------------
Net increase (decrease) in net assets derived from
  Common share transactions                                  (87,977,918            (149,190,246)
Net assets at the beginning of the period                    610,053,407             759,243,653
                                                         ---------------         ---------------
Net assets at the end of the period                      $   522,075,489         $   610,053,407
                                                         ===============         ===============
--------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Nuveen Tax-Exempt Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Securities valuation

The Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are traded and valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 1996, the dollar-weighted average life was 51 days).

Securities transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. At August 31, 1996, there were no such purchase commitments.

Interest income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and distributions to shareholders

Net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Federal income taxes

The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax exempt status when distributed to shareholders of the Fund.

                                  TAX-EXEMPT MONEY MARKET FUND SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

Insurance commitments

The Fund has obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Fund for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if the Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Bank had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Fund's shares, the Fund believes that its ability to obtain insurance for such bonds under such adverse circumstances will enable the Fund to hold or dispose of such bonds at a price at or near their par value.

Derivative financial instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1996.

2. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investment securities during the six months ended August 31, 1996, aggregated $1,156,388,389 and $1,245,027,375, respectively.

For federal income tax purposes, the cost of investments owned at August 31, 1996, was the same as the cost for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Fund's investment management agreement with Nuveen Advisory Corp. ("the Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays to the Adviser an annual management fee, payable monthly, as follows:

--------------------------------------------------------------------------------
 AVERAGE DAILY NET ASSET VALUE             MANAGEMENT FEE
--------------------------------------------------------------------------------
 For the first $500,000,000                 .400 of 1%
 For the next $500,000,000                  .375 of 1
 For the next $1,000,000,000                .350 of 1
 For net assets over $2,000,000,000         .325 of 1
--------------------------------------------------------------------------------

The management fee is reduced by, or the Adviser assumes certain Fund expenses in an amount necessary to prevent the Fund's total expenses (including the Adviser's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .45 of 1% of the average daily net asset value of the Fund.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser.

4. COMPOSITION OF NET ASSETS

At August 31, 1996, the Fund had 5 billion shares of $.01 par value common stock authorized. Net assets consisted of $522,075,489 paid-in capital.

                                  TAX-EXEMPT MONEY MARKET FUND SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

5. INVESTMENT COMPOSITION

The Fund invests in municipal securities which include general obligation and revenue bonds. At August 31, 1996, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Revenue Bonds:
 Health Care Facilities                                              24%
 Pollution Control Facilities                                        14
 Housing Facilities                                                   7
 Educational Facilities                                               5
 Electrical Utilities                                                 5
 Transportation                                                       5
 Water/Sewer Facilities                                               4
 Lease Rental Facilities                                              2
 Other                                                               12
General Obligation Bonds                                             22
                                                                    ---
                                                                    100%
                                                                    ===
--------------------------------------------------------------------------------

At August 31, 1996, 79% of the investments owned by the Fund have credit enhancements (letters of credit, guarantees or insurance) issued by a third party, domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments.

FINANCIAL HIGHLIGHTS
(Unaudited)

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                                 Income from investment operations                 Less distributions
                                            -------------------------------------------------------------------------------
                                                                              Net
                              Net asset                              realized and              Dividends     Distributions
                                  value                  Net      unrealized gain               from net              from
                              beginning           investment          (loss) from             investment           capital
                              of period               income          investments                 income             gains
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
   8/31/96                       $1.000                $.016                  $--                 $(.016)              $--
Year ended
   2/29/96                        1.000                 .034                   --                  (.034)               --
Year ended 2/28,
   1995                           1.000                 .027                   --                  (.027)               --
   1994                           1.000                 .020                   --                  (.020)               --
   1993                           1.000                 .026                   --                  (.026)               --
10/1/91 to
   2/29/92                        1.000                 .016                   --                  (.016)               --
Year ended 9/30,
   1991                           1.000                 .049                   --                  (.049)               --
   1990                           1.000                 .058                   --                  (.058)               --
   1989                           1.000                 .060                   --                  (.060)               --
   1988                           1.000                 .049                   --                  (.049)               --
   1987                           1.000                 .041                   --                  (.041)               --
   1986                           1.000                 .048                   --                  (.048)               --
   1985                           1.000                 .052                   --                  (.052)               --
------------------------------------------------------------------------------------------------------------------------------------

*Annualized.

                           NUVEEN TAX-EXEMPT MONEY MARKET FUND SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


  --------------------------------------------------------------------------------------------------------------
                                                                 Ratios/Supplemental data
                                             -------------------------------------------------------------------
                       Net                                                                            Ratio of
                     asset             Total                                   Ratio of         net investment
                     value         return on                Net assets         expenses                 income
                    end of         net asset             end of period       to average             to average
                    period             value            (in thousands)       net assets             net assets
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                    $1.000             1.56%                  $522,075            .44%*                 3.08%*

                     1.000             3.42                    610,053            .44                   3.43

                     1.000             2.69                    759,244            .44                   2.65
                     1.000             2.04                    975,833            .42                   2.04
                     1.000             2.57                  1,597,014            .40                   2.58

                     1.000             1.56                  2,332,021            .39*                  3.71*

                     1.000             4.85                  1,927,583            .38                   4.81
                     1.000             5.75                  1,800,966            .40                   5.74
                     1.000             6.00                  1,756,725            .39                   6.02
                     1.000             4.89                  2,044,479            .39                   4.90
                     1.000             4.09                  1,927,003            .39                   4.09
                     1.000             4.77                  2,472,401            .40                   4.71
                     1.000             5.22                  1,913,875            .40                   5.18
----------------------------------------------------------------------------------------------------------------

                                  Your
                                  investment
                                  partner

[PHOTO]                           Since 1898, John Nuveen & Co. Incorporated has
                                  worked to bring together the various
                                  participants in the municipal bond industry
                                  and build strong partnerships that benefit all
For nearly 100 years,             concerned.  Investors, financial advisers,
Nuveen has earned its             municipal officials, investment bankers--
reputation as a tax-free income   Nuveen believes that forgoing relationships
specialist by focusing on         within these groups based on trust and value
municipal bonds.                  is the key to successful investing.

                                     As the oldest and largest municipal bond
                                  specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

                                     Nuveen also works closely with financial
                                  advisers around the country, including
                                  brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


[LOGO]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois  60606-1286